Donations and Community Investments	6 Months Ended
Jun. 30, 2026
Disclosure of Donations and Community Investments [Abstract]
Donations and Community Investments
9.	Donations and Community Investments

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Local donations and community investments 1	$2,343	$793	$3,100	$1,625

Partner donations and community investments 2	1,153	1,551	1,815	2,308

Environmental and innovation investments 3	1,169	24	1,247	1,127

Total donations and community investments	$4,665	$2,368	$6,162	$5,060

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
3)	Includes the Company’s funding of initiatives that seek to reduce environmental impacts and support innovation and efficiency in mining, including costs associated with the Future of Mining Challenge.